Expense Example - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2045 Fund - Fidelity Advisor Freedom Blend 2045 Fund - Class Z6	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368